FAIR VALUE - Asset Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021
Fixed Income | Restricted Investment
Fair Value
Investments at fair value	$ 19,600
Money market funds | Cash and Cash Equivalents
Fair Value
Investments at fair value	391,200
Money market funds | Restricted Investment
Fair Value
Investments at fair value	300
Mutual funds, equity and alternative investments | Investments
Fair Value
Investments at fair value	36,100
Money market and mutual funds | Other Non current Assets
Fair Value
Investments at fair value	500
Ardellis Insurance Ltd.
Fair Value
Total Fair Value	55,642	$ 55,415
Estimate of Fair Value Measurement | Recurring
Fair Value
Investments at fair value	447,666	65,528
Estimate of Fair Value Measurement | Recurring | Fixed Income
Fair Value
Investments at fair value	19,286	18,578
Estimate of Fair Value Measurement | Recurring | Money market funds
Fair Value
Investments at fair value	391,505	9,411
Estimate of Fair Value Measurement | Recurring | Treasury securities
Fair Value
Investments at fair value	343	342
Estimate of Fair Value Measurement | Recurring | Equity
Fair Value
Investments at fair value	17,337	20,163
Estimate of Fair Value Measurement | Recurring | Alternative Investments
Fair Value
Investments at fair value	4,102	3,785
Estimate of Fair Value Measurement | Recurring | Mutual Fund
Fair Value
Investments at fair value	15,093	13,249
Estimate of Fair Value Measurement | Recurring | Domestic stock
Fair Value
Investments at fair value	13,067	10,910
Estimate of Fair Value Measurement | Recurring | International stock funds
Fair Value
Investments at fair value	1,414	1,687
Estimate of Fair Value Measurement | Recurring | Target funds
Fair Value
Investments at fair value	8	23
Estimate of Fair Value Measurement | Recurring | Bond funds
Fair Value
Investments at fair value	130	146
Estimate of Fair Value Measurement | Recurring | Alternative funds
Fair Value
Investments at fair value	474	483
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value
Investments at fair value	425,586	35,441
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Fixed Income
Fair Value
Investments at fair value	2,594	1,668
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value
Investments at fair value	390,219	19
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Treasury securities
Fair Value
Investments at fair value	343	342
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Equity
Fair Value
Investments at fair value	17,337	20,163
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Mutual Fund
Fair Value
Investments at fair value	15,093	13,249
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock
Fair Value
Investments at fair value	13,067	10,910
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value
Investments at fair value	1,414	1,687
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value
Investments at fair value	8	23
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value
Investments at fair value	130	146
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Alternative funds
Fair Value
Investments at fair value	474	483
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2)
Fair Value
Investments at fair value	17,978	26,302
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Fixed Income
Fair Value
Investments at fair value	16,692	16,910
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value
Investments at fair value	1,286	9,392
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3)
Fair Value
Investments at fair value	4,102	3,785
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3) | Alternative Investments
Fair Value
Investments at fair value	$ 4,102	$ 3,785